Financial instruments (Details) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Financial instruments
Write down of derivative financial instrument	€ 4,664	€ 2,827	€ 1,942
Loss on change in fair value of debt	(907)
Total liabilities
Financial instruments
Financial liabilities	31,558	31,558		€ 30,414
Current liabilities.
Financial instruments
Financial liabilities	26,300	26,300		17,476
Trade payables
Financial instruments
Financial liabilities	3,520	3,520		2,594
Current financial liabilities.
Financial instruments
Financial liabilities	22,780	22,780		14,882
Financial liabilities, at fair value	21,828	21,828		15,362
Current financial liabilities. | Level Three
Financial instruments
Financial liabilities, at fair value	21,828	21,828		15,362
Long term debt
Financial instruments
Financial liabilities	21,930	21,930		14,285
Financial liabilities, at fair value	21,828	21,828		15,362
Long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	21,828	21,828		15,362
Lease liability
Financial instruments
Financial liabilities	850	850		597
Non-current liabilities.
Financial instruments
Financial liabilities	5,258	5,258		12,938
Non-current financial liabilities.
Financial instruments
Financial liabilities	5,258	5,258		12,938
Financial liabilities, at fair value	3,124	3,124		14,342
Non-current financial liabilities. | Level Two
Financial instruments
Financial liabilities, at fair value				516
Non-current financial liabilities. | Level Three
Financial instruments
Financial liabilities, at fair value	3,124	3,124		13,826
Non-current derivative liabilities financial instruments
Financial instruments
Financial liabilities				516
Financial liabilities, at fair value				516
Non-current derivative liabilities financial instruments | Level Two
Financial instruments
Financial liabilities, at fair value				516
Non-current long term debt
Financial instruments
Financial liabilities	3,174	3,174		9,793
Financial liabilities, at fair value	3,124	3,124		13,826
Non-current long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	3,124	3,124		13,826
Non-current lease liability
Financial instruments
Financial liabilities	2,068	2,068		2,613
Non Current Security Deposits
Financial instruments
Financial liabilities	16	16		16
Financial liabilities measured at amortized cost | Total liabilities
Financial instruments
Financial liabilities	28,624	28,624		26,672
Financial liabilities measured at amortized cost | Current liabilities.
Financial instruments
Financial liabilities	25,450	25,450		16,879
Financial liabilities measured at amortized cost | Trade payables
Financial instruments
Financial liabilities	3,520	3,520		2,594
Financial liabilities measured at amortized cost | Current financial liabilities.
Financial instruments
Financial liabilities	21,930	21,930		14,285
Financial liabilities measured at amortized cost | Long term debt
Financial instruments
Financial liabilities	21,930	21,930		14,285
Financial liabilities measured at amortized cost | Non-current liabilities.
Financial instruments
Financial liabilities	3,174	3,174		9,793
Financial liabilities measured at amortized cost | Non-current financial liabilities.
Financial instruments
Financial liabilities	3,174	3,174		9,793
Financial liabilities measured at amortized cost | Non-current long term debt
Financial instruments
Financial liabilities	3,174	3,174		9,793
Total assets
Financial instruments
Financial assets	17,968	17,968		31,660
Current assets.
Financial instruments
Financial assets	17,965	17,965		31,656
Cash and cash equivalents.
Financial instruments
Financial assets	10,237	10,237		7,027
Current financial assets.
Financial instruments
Financial assets	2,051	2,051		18,522
Financial assets, at fair value				13,525
Current financial assets. | Level One
Financial instruments
Financial assets, at fair value				10,699
Current financial assets. | Level Two
Financial instruments
Financial assets, at fair value				2,826
Bond funds
Financial instruments
Financial assets				10,699
Financial assets, at fair value				10,699
Bond funds | Level One
Financial instruments
Financial assets, at fair value				10,699
Term deposit
Financial instruments
Financial assets				2,655
Current derivative assets financial instruments
Financial instruments
Financial assets				2,826
Financial assets, at fair value				2,826
Current derivative assets financial instruments | Level Two
Financial instruments
Financial assets, at fair value				2,826
Restricted cash
Financial instruments
Financial assets	2,051	2,051		2,342
Trade receivables, net
Financial instruments
Financial assets	5,677	5,677		6,107
Non-current assets.
Financial instruments
Financial assets	3	3		4
Non-current financial assets.
Financial instruments
Financial assets	3	3		4
Financial assets, at fair value	3	3		4
Non-current financial assets. | Level One
Financial instruments
Financial assets, at fair value	3	3		4
Non-current equity securities
Financial instruments
Financial assets	3	3		4
Financial assets, at fair value	3	3		4
Non-current equity securities | Level One
Financial instruments
Financial assets, at fair value	3	3		4
FVTPL - Assets | FVTPL - Liabilities | Total liabilities
Financial instruments
Financial liabilities				516
FVTPL - Assets | FVTPL - Liabilities | Non-current liabilities.
Financial instruments
Financial liabilities				516
FVTPL - Assets | FVTPL - Liabilities | Non-current financial liabilities.
Financial instruments
Financial liabilities				516
FVTPL - Assets | FVTPL - Liabilities | Non-current derivative liabilities financial instruments
Financial instruments
Financial liabilities				516
FVTPL - Assets | Total assets
Financial instruments
Financial assets				13,525
FVTPL - Assets | Current assets.
Financial instruments
Financial assets				13,525
FVTPL - Assets | Current financial assets.
Financial instruments
Financial assets				13,525
FVTPL - Assets | Bond funds
Financial instruments
Financial assets				10,699
FVTPL - Assets | Current derivative assets financial instruments
Financial instruments
Financial assets				2,826
FVOCI - Assets | Total assets
Financial instruments
Financial assets	3	3		4
FVOCI - Assets | Non-current assets.
Financial instruments
Financial assets	3	3		4
FVOCI - Assets | Non-current financial assets.
Financial instruments
Financial assets	3	3		4
FVOCI - Assets | Non-current equity securities
Financial instruments
Financial assets	3	3		4
Assets at amortized cost | Total assets
Financial instruments
Financial assets	17,965	17,965		18,131
Assets at amortized cost | Current assets.
Financial instruments
Financial assets	17,965	17,965		18,131
Assets at amortized cost | Cash and cash equivalents.
Financial instruments
Financial assets	10,237	10,237		7,027
Assets at amortized cost | Current financial assets.
Financial instruments
Financial assets	2,051	2,051		4,997
Assets at amortized cost | Term deposit
Financial instruments
Financial assets				2,655
Assets at amortized cost | Restricted cash
Financial instruments
Financial assets	2,051	2,051		2,342
Assets at amortized cost | Trade receivables, net
Financial instruments
Financial assets	€ 5,677	€ 5,677		€ 6,107